Document and Entity Information	Sep. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001655210
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	BEYOND MEAT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38879
Entity Tax Identification Number	26-4087597
Entity Address, Address Line One	888 N. Douglas Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	866
Local Phone Number	756-4112
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	BYND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false